Trade receivables, other assets, prepaid expenses and Tax receivables - Schedule of receivables by due date (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Current receivables from financing activities	€ 7,867	€ 5,693
Non-current receivables from financing activities	7,864	6,838
Receivables from financing activities at amortized cost	15,731	12,531
Current other receivables	3,052	1,391
Other non-current receivables	884	562
Other receivables at amortized cost	3,936	1,953
Current receivables from taxes other than income tax	3,266	3,728
Non-current receivables from taxes other than income tax	958	865
Indirect tax receivables	4,224	4,593
Derivative operating assets - current	349	256
Derivative operating assets - non-current	57	17
Derivative operating assets	406	273
Current trade and other receivables	14,534	11,068
Non-current trade and other receivables	9,763	8,282
Total	24,297	19,350
Current tax receivables	1,199	1,411
Non-current tax receivables	194	227
Tax receivables	1,393	1,638
Due between one and five years
Disclosure of financial assets [line items]
Non-current receivables from financing activities	6,493	5,861
Other non-current receivables	763	466
Non-current receivables from taxes other than income tax	930	865
Derivative operating assets - non-current	57	17
Non-current trade and other receivables	8,243	7,209
Non-current tax receivables	177	210
Due beyond five years
Disclosure of financial assets [line items]
Non-current receivables from financing activities	1,371	977
Other non-current receivables	121	96
Non-current receivables from taxes other than income tax	28	0
Derivative operating assets - non-current	0	0
Non-current trade and other receivables	1,520	1,073
Non-current tax receivables	€ 17	€ 17